Employee benefit plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit and Share-based Payment Arrangement, Noncash Expense [Abstract]
Wages and salaries	$ 12,145	$ 11,161	$ 9,738
Social security contributions	3,230	2,813	2,974
Net service costs	646	281	372
Other components of defined benefit plans, net	248	132	140
Total	$ 16,268	$ 14,387	$ 13,224